Financial Instruments - Summary of Detailed Information About Hedges Items (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2020 USD ($)
Borrowings denominated in foreign currencies [member]
Disclosure of detailed information about hedged items [line items]
Change in Value Used for Calculating Hedge Ineffectiveness, Hedging Instrument			$ 71,743
Hedged item, assets	$ 2,859,132		2,791,574	$ 101,821
Accumulated Amount of Fair Value Hedge Adjustments on Hedged Item, Asset			15,625
Fair value hedge of borrowings denominated in foreign currencies [member]
Disclosure of detailed information about hedged items [line items]
Change in Value Used for Calculating Hedge Ineffectiveness, Hedging Instrument	157,842	$ 5,621
Hedged item, assets	(157,842)			(5,621)
Accumulated Amount of Fair Value Hedge Adjustments on Hedged Item, Asset	(142,217)			(5,065)
Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedged items [line items]
Change in Value Used for Calculating Hedge Ineffectiveness, Hedging Instrument	574,824	$ 20,471
Hedged item, assets	(574,824)		$ (71,743)	(20,471)
Accumulated Gains or Losses in Other Equity, Continuing Hedges	$ (574,824)			$ (20,471)